Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Line Items]
Summary of Group's Operating Segment Results
The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2022.

	For the year ended December 31, 2022
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	95,431	28,998	(754)	123,675

Operating costs and expenses:
Cost of revenues	42,378	22,321	(764)	63,935
Selling, general and administrative	17,103	3,466	(55)	20,514
Research and development	21,416	1,899	—	23,315
Total operating costs and expenses	80,897	27,686	(819)	107,764

Operating profit	14,534	1,312	65	15,911

Total other loss, net	(4,453)	(1,346)	—	(5,799)

Income (loss) before income taxes	10,081	(34)	65	10,112

Income taxes	2,494	84	—	2,578

Net income (loss)	7,587	(118)	65	7,534

Less: net income (loss) attributable to noncontrolling interests	36	18	(79)	(25)

Net income (loss) attributable to Baidu, Inc.	7,551	(136)	144	7,559

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2023.

	For the year ended December 31, 2023
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	103,465	31,873	(740)	134,598

Operating costs and expenses:
Cost of revenues	42,592	23,103	(664)	65,031
Selling, general and administrative	19,623	4,014	(118)	23,519
Research and development	22,425	1,767	—	24,192
Total operating costs and expenses	84,640	28,884	(782)	112,742

Operating profit	18,825	2,989	42	21,856

Total other income (loss), net	4,298	(956)	—	3,342

Income before income taxes	23,123	2,033	42	25,198

Income taxes	3,568	81	—	3,649

Net income	19,555	1,952	42	21,549

Less: net income attributable to noncontrolling interests	154	27	1,053	1,234

Net income (loss) attributable to Baidu, Inc.	19,401	1,925	(1,011)	20,315

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2024.

	For the year ended December 31, 2024
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Total revenues	104,712	14,345	29,225	4,004	(812)	(111)	133,125	18,238

Operating costs and expenses:
Cost of revenues	44,830	6,142	21,954	3,008	(682)	(94)	66,102	9,056
Selling, general and administrative	20,049	2,747	3,682	504	(111)	(15)	23,620	3,236
Research and development	20,355	2,788	1,778	244	—	—	22,133	3,032
Total operating costs and expenses	85,234	11,677	27,414	3,756	(793)	(109)	111,855	15,324

Operating profit	19,478	2,668	1,811	248	(19)	(2)	21,270	2,914

Total other income (loss), net	8,311	1,139	(959)	(132)	—	—	7,352	1,007

Income before income taxes	27,789	3,807	852	116	(19)	(2)	28,622	3,921

Income taxes	4,386	601	61	8	—	—	4,447	609

Net income	23,403	3,206	791	108	(19)	(2)	24,175	3,312

Less: net (loss) income attributable to noncontrolling interests	(28)	(4)	27	4	416	57	415	57

Net income attributable to Baidu, Inc.	23,431	3,210	764	104	(435)	(59)	23,760	3,255

Summary of Revenues Disaggregated by Segment And By Types of Products or Services
The following table presents the Group’s revenues disaggregated by segment and by types of products or services:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Online marketing services	69,522	75,112	72,972	9,997
Cloud services (i)	17,721	18,718	21,860	2,995
Others (i)	8,188	9,635	9,880	1,353

Baidu Core Subtotal	95,431	103,465	104,712	14,345

Membership services (i)	17,711	20,314	17,763	2,434
Online advertising services (ii)	5,332	6,224	5,714	783
Content distribution (i)	2,562	2,459	2,847	390
Others (i)	3,393	2,876	2,901	397

iQIYI Subtotal	28,998	31,873	29,225	4,004

Intersegment eliminations	(754)	(740)	(812)	(111)

Total revenues	123,675	134,598	133,125	18,238

(i)	The revenues were presented as “Others” in the consolidated statements of comprehensive income.
(ii)	The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive income.